Stockholders' Equity/ (Deficit) - Schedule of Stock Option Activity (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Shares Outstanding, Beginning Balance | shares	16,667
Number of Shares Outstanding, Options assumed from merger | shares	8,051,098
Number of Shares Outstanding, Granted | shares	8,825,336
Number of Shares Outstanding, Forfeited or expired | shares	(359,329)
Number of Shares Outstanding, Ending Balance | shares	16,533,772
Number of Shares, Options Vested and Exercisable, Ending Balance | shares	5,907,725
Weighted Average Exercise Price, Beginning Balance	$ 28.20
Weighted Average Exercise Price, Options assumed from merger	1.31
Weighted Average Exercise Price, Granted	8.92
Weighted Average Exercise Price, Forfeited or expired	0.75
Weighted Average Exercise Price, Ending Balance	5.41
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 2.02
Total Intrinsic Value, Beginning Balance | $
Total Intrinsic Value, Granted
Total Intrinsic Value, Ending Balance | $	$ 81,360
Total Intrinsic Value Options Vested and Exercisable, Ending Balance | $	$ 81,378
Weighted Average Remaining Contractual Life (in Years), Beginning Balance	8 years 1 month 6 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	8 years 3 months 19 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance	6 years 10 months 25 days